Sales - Trade receivables - Allowances reconciliation - Tabular disclosure (Details) - Trade receivables - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Allowances on trade receivables - in the opening balance	€ (996)	€ (1,012)
Net addition with impact on income statement	(102)	(208)
Losses on trade receivables	121	218
Changes in the scope of consolidation	(117)	(6)
Translation adjustment	2	16
Reclassifications and other items	(1)	(4)
Allowances on trade receivables - in the closing balance	€ (1,093)	€ (996)